Summary of share option activity, SCL Equity Plan (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of number and weighted average exercise prices of share options [Line Items]
Exercised (in shares)		0	0
2009 SCL Equity Plan [Member] | Share options [Member]
Disclosure of number and weighted average exercise prices of share options [Line Items]
Outstanding beginning balance (in shares)	54,418,000	64,874,000	57,382,000
Granted (in shares)	0	0	19,410,000
Exercised (in shares)	(3,070,000)	(1,766,000)	(7,749,000)
Forfeited (in shares)	(3,168,000)	(8,690,000)	(4,169,000)
Outstanding ending balance (in shares)	48,180,000	54,418,000	64,874,000
Exercisable at the end of the period (in shares)	37,620,000	32,903,000	22,214,000
Outstanding, beginning balance, weighted average exercise price (in usd per share) | $ / shares	$ 4.96	$ 4.99	$ 4.81
Granted, weighted average exercise price (in usd per share) | $ / shares	0	0	5.08
Exercised, weighted average exercise price (in usd per share) | $ / shares	3.91	3.41	3.65
Forfeited, weighted average exercise price (in usd per share) | $ / shares	5.32	5.51	5.35
Outstanding, ending balance, weighted average exercise price (in usd per share) | $ / shares	5.01	4.96	4.99
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 4.94	$ 4.85	$ 5.10